Commitments and Contingencies (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Loss Contingencies [Line Items]
Schedule of future minimum lease payments for operating leases
Future minimum lease payments under these leases are as follows:

	$
Year ending December 31, 2024		$42,697
Year ending December 31, 2025		172,931
Year ending December 31, 2026		43,411
Interest portion of right of use liability		(19,482)

Operating lease liabilities		$239,557

Future minimum lease payments under these leases are as follows:

Year ending December 31, 2024	$21,002
Year ending December 31, 2025	—

21,002
Interest portion of right of use liability	(182)

Right of use lease liability	$20,820

Schedule of future minimum lease payments for operating leases under agreements	Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	$275,709
Year ending December 31, 2025	877,835

$1,153,544

Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	683,000
Year ending December 31, 2025	499,000

$1,182,000